Schedule of Estimated Useful Life (Details) - Youlife International Holdings Inc [Member]	Dec. 31, 2023
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life percentage	33.00%
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life percentage	20.00%
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life percentage	25.00%
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Shorter of Lease Term or Asset Utility [Member]